SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Assets	$ 100,784	$ 72,969
Operating segments
Disclosure of operating segments [line items]
Assets	35,824	28,211
Operating segments | Utilities
Disclosure of operating segments [line items]
Assets	9,035	7,337
Operating segments | Transport
Disclosure of operating segments [line items]
Assets	11,840	8,333
Operating segments | Midstream
Disclosure of operating segments [line items]
Assets	9,918	9,747
Operating segments | Data
Disclosure of operating segments [line items]
Assets	7,511	4,002
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	(2,480)	(1,208)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(7,580)	(5,434)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	62,732	41,327
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 9,808	$ 8,865